Restricted Cash, Deposits and Marketable Securities	6 Months Ended
Jun. 30, 2019
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Restricted Cash, Deposits and Marketable Securities
Note 5 - Restricted Cash, Deposits and Marketable Securities

	June 30,	December 31,
	2019	2018
	€ in thousands
	Unaudited	Audited
Marketable securities (1)	2,204	2,132
Short-term restricted cash (2)	1,315	4,653
Long-term restricted non-interest bearing bank deposits (3)	3,222	408
Restricted cash, long-term bank deposits (4)	7,695	1,654
Long-term restricted cash and deposits	10,917	2,062

1.	The Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
2.	Current accounts securing short term obligations.
3.
Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements.

4.	Bank deposits used to secure obligations under loan agreements and to secure the Company's forward contracts.